EFFECT OF THE CHANGE IN PRESENTATION CURRENCY (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Jan. 01, 2020 USD ($)	Jan. 01, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 CAD ($)
Current Assets
Cash and cash equivalents	$ 4,402	$ 1,008	$ 1,283	$ 583	$ 757	$ 583
Restricted cash		281	358	275	356
Trade and other receivables	2,810	3,258	4,149	7,083	9,200
Inventory	9,416	25,616	32,614	14,862	19,303
Prepaids and deposits	4,178	1,905	2,426	927	1,204
Current Assets	20,806	32,068	40,830	23,730	30,820
Long-term Assets
Intangible assets	22,353	1,708	2,174	1,194	1,551
Property, plant, and equipment	10,834	3,167	4,032	3,490	4,533
Assets	53,993	36,943	47,036	28,414	36,904
Current Liabilities
Accounts payable and accrued liabilities	2,915	10,138	12,908	6,075	7,890
Credit facility		4,523	5,759	4,504	5,850		$ 20,000
Current portion of deferred revenue	3,193	1,492	1,899	986	1,281
Current portion of provision for warranty cost	1,414	599	763	1,081	1,404
Current debt facilities	7,143	1,989	2,532	1,041	1,960
Current portion of other long-term liabilities	134	216	275	643	226
Current Liabilities	19,401	18,957	24,136	14,330	18,611
Long-term Liabilities
Other long-term liabilities	92	218	278	299	389
Provision for warranty cost	255	201	256	110	143
Deferred revenue				848	1,102
Liabilities	19,748	19,376	24,670	15,587	20,245
Shareholders’ Equity
Share capital	58,055	37,175	46,468	30,082	37,136
Contributed surplus	6,035	2,618	3,164	2,017	2,384
Accumulated other comprehensive (loss) income	(151)	145	(19)	(137)	(16)
Deficit	(29,694)	(22,371)	(27,247)	(19,135)	(22,845)
Shareholders’ Equity		17,567	22,366	12,827	16,659
Liabilities and shareholders' equity	$ 53,993	$ 36,943	$ 47,036	$ 28,414	$ 36,904